Note 26 - Share-based Expenses - Option Activity (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)		Dec. 31, 2017 CAD ($)		Dec. 31, 2016 CAD ($)
Statement Line Items [Line Items]
Number of options outstanding and exercisable	28,000		92,280		448,184
Weighted average exercise price, options outstanding and exercisable	$ 9.55		$ 5.85		$ 5.40
Number of options expired or forfeited					(232,200)
Weighted average exercise price, expired or forfeited					$ 6.50
Number of options granted	10,000	[1]	5,000	[1]	18,000
Weighted average exercise price, granted	$ 9.30		$ 8.10		$ 11.50
Number of options exercised			(69,280)		(141,704)
Weighted average exercise price, exercised			$ 4.50		$ 4.15
Number of options outstanding and exercisable	38,000		28,000		92,280
Weighted average exercise price, options outstanding and exercisable	$ 9.48		$ 9.55		$ 5.85

[1]	Amounts stated after the 1:5 share consolidation, refer note 19.